United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/14

Date of Reporting Period: Quarter ended 09/30/14

Item 1. Schedule of Investments

High Yield Bond Portfolio
Portfolio of Investments
September 30, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—98.4%
		Aerospace/Defense—0.9%
$5,625,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$6,089,063
3,175,000		TransDigm, Inc., 5.50%, 10/15/2020	3,095,625
1,000,000		TransDigm, Inc., 7.50%, 7/15/2021	1,072,500
7,450,000	[1,2]	TransDigm, Inc., Series 144A, 6.00%, 7/15/2022	7,366,187
4,175,000	[1,2]	TransDigm, Inc., Series 144A, 6.50%, 7/15/2024	4,164,563
		TOTAL	21,787,938
		Automotive—4.3%
8,900,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	9,189,250
3,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	3,578,500
4,125,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,362,187
6,150,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	6,918,750
400,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2019	400,000
2,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	2,090,000
3,925,000		Chrysler Group LLC, Note, 8.25%, 6/15/2021	4,297,875
2,250,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	607,500
1,250,000		General Motors Financial Company, Inc., 3.50%, 7/10/2019	1,261,018
3,975,000		General Motors Financial Company, Inc., 4.375%, 9/25/2021	4,069,406
875,000		General Motors Financial Company, Inc., Series WI, 2.75%, 5/15/2016	883,203
825,000		General Motors Financial Company, Inc., Series WI, 4.25%, 5/15/2023	830,156
700,000		General Motors Financial Company, Inc., Sr. Note, 3.25%, 5/15/2018	708,750
1,725,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	1,878,094
6,850,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,278,125
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	6,121,906
1,800,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	1,869,750
5,975,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	6,565,031
2,725,000		Lear Corp., 5.375%, 3/15/2024	2,752,250
3,875,000		Lear Corp., Series WI, 4.75%, 1/15/2023	3,845,937
3,450,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	3,329,250
4,125,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	4,310,625
3,875,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	4,233,438
7,175,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	7,264,687
4,350,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	4,611,000
425,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	443,488
1,875,000		Titan International, Inc., Series WI, 6.875%, 10/1/2020	1,846,875
12,700,000		UCI International, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	12,315,190
		TOTAL	107,862,241
		Building Materials—3.3%
4,290,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,397,250
5,450,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	5,354,625
5,325,000		Anixter International, Inc., 5.125%, 10/1/2021	5,285,062
3,975,000		Anixter International, Inc., 5.625%, 5/1/2019	4,198,594
3,475,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	3,648,750
1,525,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,601,250
4,825,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	4,909,437
6,175,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	6,638,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$3,725,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	$3,939,188
10,300,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	11,124,000
5,850,000		Ply Gem Industries, Inc., Series WI, 6.50%, 2/1/2022	5,579,437
3,925,000	[1,2]	RSI Home Products Incorporated, Series 144A, 6.875%, 3/1/2018	4,111,438
7,425,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,712,719
6,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	6,460,000
5,900,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	6,254,000
1,350,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	1,383,750
		TOTAL	82,597,625
		Cable Satellite—5.3%
5,475,000		CCO Holdings LLC/Cap Corp., Series WI, 5.75%, 9/1/2023	5,468,156
4,150,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	3,989,187
2,525,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,430,313
6,175,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	6,383,406
3,300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	3,180,375
2,300,000		Charter Communications Holdings II, 5.75%, 1/15/2024	2,297,125
2,175,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,291,906
25,000		Charter Communications Holdings II, 7.375%, 6/1/2020	26,500
3,675,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	3,817,406
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	847,000
2,775,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,889,469
1,100,000		DISH DBS Corp., 5.00%, 3/15/2023	1,058,063
1,525,000		DISH DBS Corp., Series WI, 4.625%, 7/15/2017	1,559,313
14,150,000		DISH DBS Corp., Series WI, 5.875%, 7/15/2022	14,468,375
4,725,000	[1,2]	Inmarsat Finance PLC, Series 144A, 4.875%, 5/15/2022	4,630,500
5,050,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	5,169,937
6,250,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	6,546,875
7,700,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	7,854,000
5,300,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	5,556,652
5,950,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	5,704,562
1,625,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,712,344
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	2,517,438
650,000	[1,2]	Numericable Group SA, Series 144A, 4.875%, 5/15/2019	644,313
5,900,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	5,951,625
4,375,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	4,369,531
1,275,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	1,224,000
6,225,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	5,820,375
3,200,000	[1,2]	Sirius XM Radio, Inc., 5.875%, 10/1/2020	3,248,000
1,200,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	1,257,000
7,800,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,936,500
5,000,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	5,075,000
500,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.375%, 4/15/2021	506,250
5,350,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	5,550,625
2,100,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,113,125
		TOTAL	134,095,246
		Chemicals—2.1%
1,500,000		Ashland, Inc., 3.875%, 4/15/2018	1,511,250
3,450,000		Ashland, Inc., 4.75%, 8/15/2022	3,381,000
2,325,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	2,290,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$5,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	$5,016,000
9,275,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	9,993,812
2,750,000		Eagle Spinco, Inc., Sr. Unsecd. Note, Series WI, 4.625%, 2/15/2021	2,653,750
850,000		Georgia Gulf Corp., Series WI, 4.875%, 5/15/2023	819,187
3,200,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	3,232,000
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	8,374,250
1,875,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	1,795,313
3,075,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,255,656
1,425,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,410,750
3,900,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	3,978,000
1,775,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	1,810,500
1,800,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	1,856,250
		TOTAL	51,377,843
		Construction Machinery—0.8%
6,875,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	6,892,187
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,087,500
1,375,000		United Rentals, Inc., 5.75%, 11/15/2024	1,396,450
925,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	987,438
1,175,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	1,289,563
5,475,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	5,913,000
1,450,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	1,497,125
		TOTAL	19,063,263
		Consumer Cyclical Services—1.6%
5,125,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	5,125,000
4,725,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	4,725,000
9,725,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	9,506,187
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,357,500
7,195,000		ServiceMaster Co., 7.00%, 8/15/2020	7,518,775
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,484,000
1,775,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,801,625
5,102,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	5,420,875
		TOTAL	40,938,962
		Consumer Products—2.4%
12,925,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	13,700,500
5,025,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	4,924,500
5,075,000	[1,2]	First Quality Finance Co. Inc., 4.625%, 5/15/2021	4,757,812
5,525,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	5,994,625
10,800,000		Party City Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.75%, 8/15/2019	10,908,000
3,350,000	[1,2]	Prestige Brands Holdings, Inc., 5.375%, 12/15/2021	3,165,750
3,975,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	4,253,250
300,000		Spectrum Brands, Inc., Series WI, 6.375%, 11/15/2020	314,250
800,000		Spectrum Brands, Inc., Series WI, 6.625%, 11/15/2022	844,000
6,550,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	6,844,750
4,825,000		Springs Industries, Inc., 6.25%, 6/1/2021	4,752,625
		TOTAL	60,460,062
		Diversified Manufacturing—1.8%
2,900,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	2,682,500
3,450,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	3,708,750
8,775,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	8,840,812

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Diversified Manufacturing—continued
$8,950,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	$8,457,750
9,200,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	9,591,000
1,725,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,824,188
1,960,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,116,800
7,075,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	7,057,312
1,600,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	1,660,000
		TOTAL	45,939,112
		Financial Institutions—4.7%
5,500,000	[1,2]	Aercap Ireland Capital Ltd / Aercap Global Aviation Trust, Series 144A, 4.50%, 5/15/2021	5,341,875
4,050,000	[1,2]	Aercap Ireland Capital Ltd / Aercap Global Aviation Trust, Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2021	4,039,875
9,050,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	9,253,625
5,550,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	5,966,250
1,700,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.25%, 9/29/2017	1,692,563
4,700,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	4,617,750
2,775,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	2,892,938
2,750,000		Ally Financial, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	3,176,250
1,075,000		Ally Financial, Inc., Sr. Unsecd. Note, 8.00%, 3/15/2020	1,255,063
5,125,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	5,515,781
2,075,000		CIT Group Holdings, Inc., Sr. Note, 4.25%, 8/15/2017	2,100,938
4,150,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	4,129,250
9,425,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	9,731,312
725,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	751,281
6,225,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	6,403,969
6,050,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	5,944,125
8,625,000		International Lease Finance Corp., 4.625%, 4/15/2021	8,576,484
9,375,000		International Lease Finance Corp., 5.875%, 8/15/2022	9,820,312
2,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	2,284,375
3,400,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	3,629,500
2,825,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	2,952,125
11,425,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	13,310,125
4,075,000	[1,2]	Onex York Acquisition Corp., Series 144A, 8.50%, 10/1/2022	4,064,813
		TOTAL	117,450,579
		Food & Beverage—4.0%
9,800,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	9,873,500
14,175,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	14,600,250
2,875,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	2,745,625
2,100,000		Darling Ingredients, Inc., Sr. Unsecd. Note, Series WI, 5.375%, 1/15/2022	2,128,875
12,164,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	12,087,975
15,125,000		HJ Heinz Co., 4.25%, 10/15/2020	15,068,281
11,000,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Series WI, 4.875%, 5/1/2021	10,670,000
4,075,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	4,451,938
8,900,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	9,434,000
875,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	879,375
2,225,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	2,258,375
700,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	691,250
12,200,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	12,947,250
1,500,000		WhiteWave Foods Co., 5.375%, 10/1/2022	1,518,750
		TOTAL	99,355,444

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—3.4%
$4,400,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	$4,290,000
2,925,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	3,056,625
3,525,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	3,331,125
1,925,000	[1,2]	Churchill Downs, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	1,934,625
4,875,000		GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/2020	4,995,364
3,325,000		GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/2023	3,408,125
9,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	10,062,875
875,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	936,250
6,400,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,832,000
1,800,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	2,038,680
7,650,000		Mohegan Tribal Gaming Authority, Series WI, 9.75%, 9/1/2021	7,812,562
9,125,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	8,440,625
1,575,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	1,720,688
7,275,000		Pinnacle Entertainment, Inc., Series WI, 6.375%, 8/1/2021	7,638,750
4,718,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	5,071,850
4,880,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,294,800
8,025,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	8,406,187
		TOTAL	85,271,131
		Health Care—9.1%
6,125,000	[1,2]	Amsurg Corp., Series 144A, 5.625%, 7/15/2022	6,094,375
9,150,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	9,721,875
7,375,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	7,762,187
3,975,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 5.125%, 8/1/2021	3,984,938
8,975,000	[1,2]	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 2/1/2022	9,401,312
1,175,000		Catamaran Corp, 4.75%, 3/15/2021	1,133,141
8,175,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	8,256,750
1,125,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	1,184,063
3,725,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	3,666,797
5,550,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	5,772,000
10,000,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	9,875,000
9,575,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	10,257,219
7,250,000		HCA, Inc., 4.75%, 5/1/2023	7,105,000
6,025,000		HCA, Inc., 5.00%, 3/15/2024	5,942,156
4,000,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	4,215,000
2,300,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,357,500
9,500,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	10,390,625
11,850,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	13,360,875
5,100,000		Hologic, Inc., 6.25%, 8/1/2020	5,265,750
10,125,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	10,631,250
5,800,000		LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	5,901,500
13,225,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	13,390,312
2,050,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	2,178,125
17,300,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	15,786,250
2,975,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	2,922,938
10,425,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	11,467,500
6,425,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	6,184,063
5,100,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	4,991,625
6,525,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	7,063,312
5,325,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	5,032,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$11,125,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	$11,625,625
5,000,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	5,300,000
		TOTAL	228,221,188
		Independent Energy—6.7%
6,675,000		Antero Resources Corp., 6.00%, 12/1/2020	6,825,187
4,650,000	[1,2]	Antero Resources Corp., Series 144A, 5.125%, 12/1/2022	4,527,938
2,775,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	2,771,531
6,475,000		Approach Resources, Inc., 7.00%, 6/15/2021	6,442,625
4,450,000		Athlon Holdings LP, 7.375%, 4/15/2021	4,861,625
2,450,000	[1,2]	Athlon Holdings LP, Series 144A, 6.00%, 5/1/2022	2,633,750
9,450,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	9,615,375
1,600,000	[1,2]	California Resources Corp., Series 144A, 5.50%, 9/15/2021	1,626,000
7,125,000	[1,2]	California Resources Corp., Series 144A, 6.00%, 11/15/2024	7,338,750
6,175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	6,452,875
3,900,000		Chaparral Energy Inc., Series WI, 7.625%, 11/15/2022	4,017,000
6,125,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	6,584,375
3,725,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,986,868
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	3,677,781
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,628,700
2,325,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	2,604,000
1,800,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	1,800,000
4,725,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	4,925,813
1,550,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	1,460,875
4,550,000		Energy XXI Gulf Coast, Inc., Series WI, 7.50%, 12/15/2021	4,481,750
4,800,000	[1,2]	Gulfport Energy Corp., Series 144A, 7.75%, 11/1/2020	5,028,000
1,500,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	1,522,500
1,000,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	1,010,000
1,200,000		Legacy Reserves, 6.625%, 12/1/2021	1,182,000
7,575,000	[1,2]	Legacy Reserves, Series 144A, 6.625%, 12/1/2021	7,461,375
2,025,000		Linn Energy LLC, 6.50%, 9/15/2021	1,984,500
2,300,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	2,328,750
2,025,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	1,994,625
6,275,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	6,518,156
1,925,000		Linn Energy LLC, Sr. Unsecd. Note, Series WI, 6.25%, 11/1/2019	1,888,906
5,750,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	6,195,625
8,175,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	8,338,500
2,550,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,696,625
1,300,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,378,000
4,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	4,739,938
1,550,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	1,561,625
1,200,000		Range Resources Corp., 5.00%, 8/15/2022	1,230,000
1,625,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,681,875
2,275,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2024	2,184,000
1,525,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	1,494,500
1,550,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	1,513,188
7,575,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	7,603,406
6,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	6,448,000
		TOTAL	168,246,912

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—2.4%
$6,275,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	$6,384,812
5,175,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	4,980,938
4,300,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	4,676,250
3,500,000		General Cable Corp., Sr. Unsecd. Note, 5.75%, 10/1/2022	3,272,500
7,125,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	6,929,062
7,600,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	7,961,000
2,100,000		Mastec, Inc., 4.875%, 3/15/2023	1,989,750
9,250,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	9,758,750
3,200,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	3,456,000
3,998,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,082,958
4,900,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	4,973,500
1,125,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,141,875
		TOTAL	59,607,395
		Leisure—0.9%
3,050,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	3,248,250
1,575,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 9/15/2021	1,641,938
3,400,000	[1,2]	Cedar Fair LP, Series 144A, 5.375%, 6/1/2024	3,302,250
1,075,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,064,250
975,000		Cinemark USA, Inc., 5.125%, 12/15/2022	962,812
800,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	860,000
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,600,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	1,588,000
1,800,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,813,500
7,100,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	6,922,500
		TOTAL	21,403,500
		Lodging—0.6%
4,525,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	4,841,750
5,175,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2021	5,339,953
4,350,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	4,415,250
		TOTAL	14,596,953
		Media Entertainment—6.1%
3,575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	3,914,625
3,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	3,101,563
3,225,000	[1,2]	CBS Outdoor Americas Capital LLC / Corp., Series 144A, 5.625%, 2/15/2024	3,241,125
4,225,000	[1,2]	CBS Outdoor Americas Capital LLC / Corp., Series 144A, 5.875%, 3/15/2025	4,256,688
775,000	[1,2]	CBS Outdoor Americas Capital LLC / Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 2/15/2022	775,969
2,225,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	2,377,969
10,100,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	10,087,375
2,350,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,391,125
1,150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	1,190,250
2,350,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	2,449,875
10,500,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	10,788,750
10,600,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	11,633,500
7,475,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	7,689,906
7,800,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	8,073,000
6,925,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	7,617,500
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	703,250
1,800,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2019	1,822,500
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	715,938

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$6,550,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	$6,828,375
6,950,000		Gray Television, Inc., 7.50%, 10/1/2020	7,141,125
2,175,000	[1,2]	Lamar Media Corp., Series 144A, 5.375%, 1/15/2024	2,191,313
3,750,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	3,628,125
1,350,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	1,397,250
6,125,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	5,956,562
4,750,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	4,702,500
3,900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	3,939,000
5,525,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	5,538,812
5,900,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	5,708,250
9,575,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,005,875
5,300,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	5,088,000
7,650,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	8,281,125
		TOTAL	153,237,220
		Metals & Mining—0.6%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	183
2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
1,800,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.125%, 10/1/2021	1,827,000
3,125,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.50%, 10/1/2024	3,148,438
850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	860,625
6,125,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	6,569,062
3,525,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	3,749,719
		TOTAL	16,155,027
		Midstream—4.7%
6,075,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	6,264,844
900,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	923,625
2,725,000		Atlas Pipeline Partners LP, 4.75%, 11/15/2021	2,551,281
575,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	564,938
3,800,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, 6.125%, 7/15/2022	4,085,000
1,650,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 3/1/2022	1,662,375
6,425,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	7,260,250
1,575,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,787,625
15,375,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	15,797,812
1,375,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	1,350,938
4,425,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	4,336,500
4,850,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	4,728,750
3,000,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	3,105,000
3,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	3,062,812
5,950,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	6,351,625
4,400,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	4,521,000
3,025,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	2,949,375
850,000		Regency Energy Partners LP, 5.00%, 10/1/2022	840,438
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,632,000
1,675,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	1,628,938
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,451,344
6,100,000	[1,2]	Rose Rock Midstream LP, Series 144A, 5.625%, 7/15/2022	6,054,250
2,150,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	2,265,562
7,950,000		Sabine Pass LNG LP, Series WI, 5.625%, 2/1/2021	8,208,375
1,675,000		Sabine Pass LNG LP, Series WI, 5.625%, 4/15/2023	1,700,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$4,550,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	$4,356,625
4,201,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	4,474,065
3,325,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	3,266,812
2,936,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	3,053,440
3,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,397,812
		TOTAL	116,633,536
		Oil Field Services—1.0%
2,650,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	2,769,250
6,925,000	[1,2]	CGG SA, Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2022	6,180,563
2,950,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	2,610,750
7,900,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	7,801,250
2,450,000	[1,2]	Light Tower Rentals, Inc., Series 144A, 8.125%, 8/1/2019	2,486,750
2,100,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	2,331,000
		TOTAL	24,179,563
		Packaging—5.5%
10,625,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,554,687
200,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.234%, 12/15/2019	194,250
300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	297,750
1,625,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	1,629,063
436,764	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	443,316
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	2,300,313
1,350,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,299,375
7,400,000		Ball Corp., 4.00%, 11/15/2023	6,919,000
450,000		Ball Corp., 5.00%, 3/15/2022	454,500
12,375,000		Berry Plastics Corp., 5.50%, 5/15/2022	11,926,406
2,150,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	2,123,125
10,775,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	10,882,750
3,875,000		Crown Americas LLC, 4.50%, 1/15/2023	3,681,250
1,000,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	1,055,000
3,575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,075,500
7,275,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	7,566,000
4,960,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	5,034,400
11,550,000		Reynolds Group Issuer, Inc./LLC/LU, Series WI, 5.75%, 10/15/2020	11,809,875
10,725,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	11,395,312
5,975,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	6,251,344
10,150,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	10,974,688
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,775,500
1,250,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	1,231,250
10,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	11,428,750
12,500,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	12,031,250
		TOTAL	138,334,654
		Paper—0.5%
2,150,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,064,000
7,700,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	7,623,000
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	1,878,930
1,700,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	1,704,250
		TOTAL	13,270,180
		Pharmaceuticals—1.6%
5,675,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	5,618,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$9,300,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	$9,416,250
7,775,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	8,367,844
12,625,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	13,556,093
3,700,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,695,375
		TOTAL	40,653,812
		Refining—0.3%
1,400,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	1,435,000
5,000,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	4,856,250
		TOTAL	6,291,250
		Restaurants—1.5%
8,900,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—2nd Lien, Series 144A, 6.00%, 4/1/2022	8,888,875
10,790,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	11,369,962
6,900,000		NPC INTL/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	7,227,750
10,450,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	10,136,500
		TOTAL	37,623,087
		Retailers—3.8%
9,500,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	9,500,000
7,000,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	7,437,500
3,525,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	3,260,625
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,762,000
5,275,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	4,932,125
10,125,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	9,669,375
1,350,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,414,125
1,100,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,226,500
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	811,813
7,725,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	7,705,687
4,161,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	4,254,622
3,125,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	3,265,625
6,200,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	6,556,500
9,500,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	9,666,250
9,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	9,679,625
1,450,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,424,625
725,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.75%, 6/1/2022	743,125
6,175,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	6,576,375
2,225,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	2,269,500
2,050,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	2,152,500
		TOTAL	96,308,497
		Technology—12.4%
1,425,000	[1,2]	ACI Worldwide, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/15/2020	1,482,000
4,500,000		Advanced Micro Devices, Inc., Series WI, 7.00%, 7/1/2024	4,303,125
3,575,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	3,628,625
7,425,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	7,165,125
4,200,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	4,179,000
7,875,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	7,284,375
2,775,000		CDW LLC/ CDW Finance, 6.00%, 8/15/2022	2,892,938
10,514,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	11,197,410
3,825,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	3,777,187
7,900,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	8,176,500
5,525,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	5,248,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$7,800,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	$8,229,000
3,150,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	3,197,250
7,825,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	8,451,000
5,150,000		Emdeon, Inc., 11.00%, 12/31/2019	5,748,687
6,100,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	6,222,000
9,975,000		Epicor Software Corp., 8.625%, 5/1/2019	10,598,437
7,975,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	8,184,344
1,750,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,844,063
2,015,000		First Data Corp., Series WI, 11.25%, 1/15/2021	2,299,619
8,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	9,478,500
19,050,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	20,288,250
2,500,000		Flextronics International Ltd., 4.625%, 2/15/2020	2,512,500
2,500,000		Flextronics International Ltd., 5.00%, 2/15/2023	2,506,250
2,025,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	2,252,813
5,900,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	6,003,250
8,150,000		IAC Interactive Corp., 4.75%, 12/15/2022	7,864,750
1,225,000		IAC Interactive Corp., Series WI, 4.875%, 11/30/2018	1,243,375
7,200,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	7,317,000
12,150,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	12,089,250
8,400,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	8,337,000
4,350,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	4,665,375
5,500,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	6,132,500
4,900,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	5,310,375
7,425,000		Lender Processing Services, 5.75%, 4/15/2023	7,796,250
6,275,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	5,804,375
4,300,000		NCR Corp., 6.375%, 12/15/2023	4,525,750
4,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,964,625
3,375,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	3,315,937
1,425,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	1,464,188
3,000,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	2,962,500
1,625,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	1,657,500
1,350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,370,250
9,025,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	8,878,344
5,500,000		Seagate HDD Cayman, 4.75%, 6/1/2023	5,568,750
6,025,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 1/1/2025	6,025,000
5,225,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	5,381,750
1,725,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	1,776,750
6,650,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	6,683,250
1,850,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,942,500
12,800,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	13,472,000
4,650,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	4,824,375
8,125,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	8,389,062
2,900,000		Verisign, Inc., 4.625%, 5/1/2023	2,813,000
3,125,000	[1,2]	Zebra Technologies Corp., Series 144A, 7.25%, 10/15/2022	3,125,000
		TOTAL	311,851,779
		Transportation Services—0.5%
5,050,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	5,138,375
3,600,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	3,735,000
1,300,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,348,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation Services—continued
$1,850,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	$1,887,000
		TOTAL	12,109,125
		Utility - Electric—1.3%
9,400,000		Calpine Corp., 5.75%, 1/15/2025	9,129,750
2,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,106,000
1,325,000	[1,2]	Calpine Corp., Term Loan—1st Lien, Series 144A, 6.00%, 1/15/2022	1,401,187
96,387	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	95,570
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,802,719
9,050,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	9,977,625
1,175,000	[1,2]	NRG Energy, Inc., Series 144A, 6.25%, 5/1/2024	1,183,813
1,700,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,763,750
1,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,917,000
2,150,000	[1,2]	NRG Yield Operating LLC, Series 144A, 5.375%, 8/15/2024	2,166,125
		TOTAL	31,543,539
		Wireless Communications—3.8%
6,875,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	7,115,625
6,250,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	6,203,125
2,000,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,047,600
1,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,138,500
10,275,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	10,635,652
2,725,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	2,748,844
3,425,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	3,476,375
1,650,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	1,693,313
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,651,562
325,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	334,344
300,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	309,375
5,500,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	5,719,312
10,725,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	10,296,000
11,050,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	11,671,562
1,525,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	1,767,094
5,975,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	6,363,375
2,650,000	[1,2]	Sprint Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	2,679,813
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,771,781
3,900,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,797,625
3,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	3,647,625
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,629,063
2,275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	2,275,000
		TOTAL	95,972,565
		Wireline Communications—0.5%
2,275,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	2,408,656
2,025,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	2,171,812
1,225,000	[1,2]	Level 3 Financing, Inc., Series 144A, 6.125%, 1/15/2021	1,266,344
4,350,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	4,730,625
2,625,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	2,808,750
		TOTAL	13,386,187
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,437,756,505)	2,465,825,415
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
53,011	[1,3,5]	Lone Pine Resources Canada Ltd.	0

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Independent Energy—continued
53,011	[3,5]	Lone Pine Resources, Inc.	$99,660
425,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $420,960)	99,660
		WARRANTS—0.1%
		Automotive—0.1%
49,113	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	1,099,149
49,113	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	709,683
		TOTAL WARRANTS (IDENTIFIED COST $5,175,902)	1,808,832
		INVESTMENT COMPANY—1.7%
42,807,990	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	42,807,990
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $2,486,161,357)[9]	2,510,541,897
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[10]	(3,900,325)
		TOTAL NET ASSETS—100%	$2,506,641,572
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2014, these restricted securities amounted to $1,054,059,471, which represented 42.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2014, these liquid restricted securities amounted to $1,053,963,901, which represented 42.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005–5/27/2009	$88,005	$95,570
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006–1/2/2008	$2,334,293	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	At September 30, 2014, the cost of investments for federal tax purposes was $2,490,978,877. The net unrealized appreciation of investments for federal tax purposes was $19,563,020. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,300,721 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,737,701.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.

■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluation from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedure described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain on the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,465,825,232	$183	$2,465,825,415
Equity Securities:
Common Stock
International	—	—	99,660	99,660
Warrants	1,808,832	—	—	1,808,832
Investment Company	42,807,990	—	—	42,807,990
TOTAL SECURITIES	$44,616,822	$2,465,825,232	$99,843	$2,510,541,897
The following acronym is used throughout this portfolio:
GTD	—Guaranteed

Federated Mortgage Core Portfolio
Portfolio of Investments
September 30, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.0%
		Auto Receivables—0.4%
$6,650,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.804%, 5/15/2018	$6,658,076
		Home Equity Loan—0.6%
11,300,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.254%, 6/17/2031	11,225,798
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $17,950,000)	17,883,874
		ADJUSTABLE RATE MORTGAGE—1.1%
		Federal National Mortgage Association ARM—1.1%
19,583,125		3.043%, 1/1/2044 (IDENTIFIED COST $20,143,080)	20,086,470
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.8%
		Agency Commercial Mortgage-Backed Securities—1.8%
13,188,616		FNMA 2013-M1 ASQ2, 1.074%, 11/25/2016	13,193,733
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.367%, 5/25/2045	12,503,953
7,000,000	[1,2]	FREMF Mortgage Trust 2014-K714, 3.856%, 1/25/2047	7,152,901
		TOTAL	32,850,587
		Non-Agency Commercial Mortgage-Backed Securities—2.0%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.946%, 4/10/2046	22,112,075
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.204%, 7/15/2046	12,610,219
		TOTAL	34,722,294
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $67,654,750)	67,572,881
		COLLATERALIZED MORTGAGE OBLIGATIONS—14.2%
		Government National Mortgage Association—3.3%
37,837,771		REMIC 2013-H16 FA, 0.696%, 7/20/2063	38,007,095
21,331,492		REMIC 2013-H20 FA, 0.756%, 8/20/2063	21,486,274
		TOTAL	59,493,369
		Non-Agency Mortgage-Backed Securities—10.9%
1,144,471		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	1,127,574
2,385,428		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	2,384,151
4,237,620		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,924,452
1,208,143		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	1,015,745
10,222,183	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	10,050,485
25,596,175	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	24,455,110
23,326,845	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	21,246,865
3,111,761		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,907,264
1,779,700		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.686%, 8/25/2035	1,631,479
1,386,766		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,411,452
5,124,972		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	5,181,807
8,133,144		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	8,130,741
20,166,330		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	18,070,803
20,842,978		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	18,699,165
30,725,433		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	27,689,729
20,057,898		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	19,223,353
9,559,225	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	9,781,885
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	11,824,602
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$6,077,306		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	$5,354,077
		TOTAL	194,110,739
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $266,712,063)	253,604,108
		MORTGAGE-BACKED SECURITIES—77.4%
		Federal Home Loan Mortgage Corporation—18.6%
9,080,812		2.500%, 8/1/2028	9,154,239
75,337,602		3.500%, 6/1/2026 - 9/1/2043	77,256,408
66,347,910		4.000%, 2/1/2020 - 1/1/2042	70,182,960
85,031,198		4.500%, 6/1/2019 - 9/1/2041	91,693,922
50,887,809		5.000%, 7/1/2019 - 5/1/2041	56,001,699
19,170,287		5.500%, 3/1/2021 - 5/1/2040	21,273,922
1,769,985		6.000%, 7/1/2029 - 9/1/2037	1,995,978
2,965,743		6.500%, 9/1/2016 - 4/1/2038	3,341,137
717,513		7.000%, 10/1/2020 - 9/1/2037	826,980
240,528		7.500%, 8/1/2029 - 5/1/2031	284,898
315,925		8.000%, 3/1/2030 - 3/1/2031	382,419
7,150		8.500%, 9/1/2025	8,518
232		9.500%, 4/1/2021	256
		TOTAL	332,403,336
		Federal National Mortgage Association—50.3%
7,267,137		2.500%, 8/1/2028	7,323,627
178,707,024	[3]	3.000%, 10/1/2029 - 10/1/2044	177,308,552
224,254,285	[3]	3.500%, 11/1/2025 - 10/1/2044	230,587,977
204,625,054		4.000%, 12/1/2025 - 5/1/2044	216,581,043
130,713,596		4.500%, 12/1/2019 - 6/1/2044	141,516,445
46,909,967	[3]	5.000%, 5/1/2023 - 10/1/2044	51,758,466
47,232,319	[3]	5.500%, 4/1/2016 - 10/1/2044	52,711,599
13,059,247		6.000%, 5/1/2016 - 2/1/2039	14,760,883
3,781,751		6.500%, 12/1/2014 - 10/1/2038	4,285,703
2,788,203		7.000%, 3/1/2015 - 6/1/2037	3,206,662
343,465		7.500%, 4/1/2015 - 6/1/2033	406,365
56,398		8.000%, 7/1/2023 - 3/1/2031	67,435
2,516		9.000%, 11/1/2021 - 6/1/2025	2,883
		TOTAL	900,517,640
		Government National Mortgage Association—8.5%
24,485,983		3.500%, 12/15/2040 - 8/15/2043	25,344,624
31,179,426		4.000%, 9/15/2040 - 10/15/2041	33,221,854
46,462,550		4.500%, 1/15/2039 - 11/15/2043	50,542,632
29,910,018		5.000%, 1/15/2039 - 7/15/2040	33,299,492
4,616,202		5.500%, 12/15/2038 - 2/15/2039	5,142,486
1,525,422		6.000%, 10/15/2028 - 6/15/2037	1,727,364
349,348		6.500%, 10/15/2028 - 2/15/2032	402,853
658,769		7.000%, 11/15/2027 - 12/15/2031	771,480
187,514		7.500%, 7/15/2029 - 1/15/2031	222,688
312,527		8.000%, 1/15/2022 - 11/15/2030	375,178
21,435		8.500%, 3/15/2022 - 9/15/2029	24,503
1,335		9.500%, 10/15/2020	1,559
2

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$5,229		12.000%, 4/15/2015 - 6/15/2015	$5,329
		TOTAL	151,082,042
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,347,672,762)	1,384,003,018
		REPURCHASE AGREEMENTS—14.4%
108,777,000	[4]	Interest in $850,000,000 joint repurchase agreement 0.01%, dated 9/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $850,000,236 on 10/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $873,724,547.	108,777,000
150,022,000	[4,5]	Interest in $300,000,000 joint repurchase agreement 0.07%, dated 9/11/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,019,250 on 10/14/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2064 and the market value of those underlying securities was $307,921,472.	150,022,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	258,799,000
		TOTAL INVESTMENTS—111.9% (IDENTIFIED COST $1,978,931,655)[6]	2,001,949,351
		OTHER ASSETS AND LIABILITIES - NET—(11.9)%[7]	(213,163,389)
		TOTAL NET ASSETS—100%	$1,788,785,962
At September 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Long Bond Short Futures	125	$17,238,281	December 2014	$(222,938)
8U.S. Treasury Notes 2-Year Short Futures	480	$105,045,000	December 2014	$6,689
8U.S. Treasury Notes 5-Year Short Futures	120	$14,190,938	December 2014	$37,230
8U.S. Treasury Notes 10-Year Short Futures	320	$39,885,000	December 2014	$251,780
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$72,761
The average notional value of long and short futures contracts held by the Fund throughout the period was $641,563 and $83,440,991, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2014, these restricted securities amounted to $149,621,969, which represented 8.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2014, these liquid restricted securities amounted to $137,797,367, which represented 7.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$ 11,824,602
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	At September 30, 2014, the cost of investments for federal tax purposes was $1,978,931,655. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $23,017,696. This consists of net unrealized appreciation/depreciation from investments for those securities having an excess of value over cost of $37,875,795 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,858,099.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2014.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$17,883,874	$—	$17,883,874
Adjustable Rate Mortgage	—	20,086,470		20,086,470
Commercial Mortgage-Backed Securities	—	67,572,881	—	67,572,881
Collateralized Mortgage Obligations	—	253,604,108	—	253,604,108
Mortgage-Backed Securities	—	1,384,003,018	—	1,384,003,018
Repurchase Agreements	—	258,799,000	—	258,799,000
TOTAL SECURITIES	$—	$2,001,949,351	$—	$2,001,949,351
OTHER FINANCIAL INSTRUMENTS*	$72,761	$—	$—	$72,761
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 20, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 19, 2014